Summary of Significant Accounting Policies (Details)	6 Months Ended
	Mar. 31, 2025	Nov. 17, 2023
Summary of Significant Accounting Policies [Line Items]
Percentage of restricted cash	25.00%
Tax benefit percentage	50.00%
SouthGilmore LLC (“SouthGilmore”) [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of ownership		40.00%